VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—97.9%
Australia—6.0%
Goodman Group	352,000	$7,587
NEXTDC Ltd.(1)	966,031	9,752
Scentre Group	4,203,425	11,233
		28,572

Belgium—1.7%
Aedifica S.A.	56,009	4,518
Warehouses De Pauw CVA	134,379	3,387
		7,905

Canada—2.3%
Boardwalk Real Estate Investment Trust	59,400	2,712
Chartwell Retirement Residences	454,820	7,167
First Capital Real Estate Investment Trust	61,750	1,008
		10,887

China—1.6%
Swire Properties Ltd. (Hong Kong)	2,874,000	7,527
France—1.4%
Klepierre S.A.	159,294	6,658
Germany—1.4%
TAG Immobilien AG	74,500	1,201
Vonovia SE	225,178	5,555
		6,756

India—0.7%
CapitaLand India Trust	4,237,783	3,341
Japan—7.6%
Comforia Residential REIT, Inc.	4,129	2,623
Japan Hotel REIT Investment Corp. Class A	8,552	4,171
Mitsubishi Estate Co., Ltd.	491,700	12,535
Mitsui Fudosan Co., Ltd.	1,364,550	12,580
Mitsui Fudosan Logistics Park, Inc.	5,989	3,971
		35,880

Singapore—1.7%
CapitaLand Ascendas REIT	4,197,300	8,078
Spain—2.7%
Merlin Properties Socimi S.A.	715,096	12,534
Sweden—0.6%
Catena AB	65,641	2,817
United Kingdom—4.9%
British Land Co. plc (The)	849,000	4,658
Safestore Holdings plc	459,422	3,736
Tritax Big Box REIT plc	3,869,125	8,283
UNITE Group plc (The)	990,499	6,681
		23,358

	Shares	Value

United States—65.3%
Agree Realty Corp.	57,800	$4,378
Alexandria Real Estate Equities, Inc.	16,175	855
American Healthcare REIT, Inc.	158,845	8,284
American Homes 4 Rent Class A	349,200	11,705
American Tower Corp.	39,595	6,476
AvalonBay Communities, Inc.	64,745	12,217
Brixmor Property Group, Inc.	366,208	11,546
BXP, Inc.	66,100	4,383
Cousins Properties, Inc.	159,200	4,773
CubeSmart	195,775	7,786
Digital Realty Trust, Inc.	107,640	19,330
Equinix, Inc.	20,415	21,280
Equity LifeStyle Properties, Inc.	101,125	6,517
Essential Properties Realty Trust, Inc.	281,900	8,415
Essex Property Trust, Inc.	31,190	9,095
First Industrial Realty Trust, Inc.	178,575	10,948
Iron Mountain, Inc.	83,865	10,593
Mid-America Apartment Communities, Inc.	61,350	8,524
National Healthcare Properties, Inc.(1)	247,253	3,622
Pebblebrook Hotel Trust	166,800	3,238
Phillips Edison & Co., Inc.	142,950	5,949
Prologis, Inc.	209,018	28,316
Public Storage	36,225	11,531
Ryman Hospitality Properties, Inc.	55,635	7,152
Simon Property Group, Inc.	61,521	13,759
Smartstop Self Storage REIT, Inc.	62,975	2,047
Ventas, Inc.	176,775	15,698
Vornado Realty Trust	125,945	4,950
Welltower, Inc.	200,050	45,405
		308,772

Total Common Stocks (Identified Cost $346,571)		463,085

Total Long-Term Investments—97.9% (Identified Cost $346,571)		463,085

Short-Term Investment—0.6%
Money Market Mutual Fund—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.538%)(2)	2,957,202	2,957
Total Short-Term Investment (Identified Cost $2,957)		2,957

TOTAL INVESTMENTS—98.5% (Identified Cost $349,528)		$466,042
Other assets and liabilities, net—1.5%		6,924
NET ASSETS—100.0%		$472,966

Abbreviations:
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
See Notes to Schedule of Investments

VIRTUS Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
($ reported in thousands)

Country Weightings†
United States	67%
Japan	8
Australia	6
United Kingdom	5
Spain	3
Canada	2
Singapore	2
Other	7
Total	100%
† % of total investments as of June 30, 2026.
The following table summarizes the value of the Fund’s investments as of June 30, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$463,085	$455,558	$7,527
Money Market Mutual Fund	2,957	2,957	—
Total Investments	$466,042	$458,515	$7,527
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2026.
There were no transfers into or out of Level 3 related to securities held at June 30, 2026.
See Notes to Schedule of Investments

VIRTUS DUFF & PHELPS GLOBAL REAL ESTATE SECURITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.